Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INTERNATIONAL TRUST
Entity Central Index Key	0000835597
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000017607
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class F
Trading Symbol	SEITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class F Shares	$120	1.09%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2025.

Fund performance for the reporting period was bolstered by the momentum and value strategies, while the quality and low volatility strategies lagged. The momentum strategy benefited from the market’s continued upward trend, with themes such as banks, artificial intelligence (AI), and defense consistently outperforming over the period. The value strategy performed well due to cheaper stocks in areas such as banks, Japanese industrials, telecommunications, and utilities. Quality stocks in healthcare and consumer staples generally underperformed over the reporting period. Sector allocation had a minimal effect on Fund performance; however, stock selection was positive within sectors, most notably financials, materials, and healthcare. The Fund’s country positioning enhanced performance due primarily to the roughly 6% weight in emerging Asia, which benefited from outperformance in China.

The performance of the Fund’s sub-advisers was positive overall during the reporting period. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie)—which has since been terminated as a Fund manager—underperformed, and Acadian Asset Management LLC was the strongest-performing manager due to its positive exposure to the momentum and value factors. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) was bolstered by strong stock selection in capital goods, materials, and banks. Value manager Pzena Investment Management, LLC outperformed, consistent with expectations given the strength of the value factor over the period. Stock selection in information technology, particularly in Japan and China, drove the manager’s outperformance. WCM Investment Management LLC (WCM) outperformed even though its quality growth bias was generally out of favor. WCM capitalized primarily on some of its capital goods stocks, which are benefiting from European infrastructure plans, as well as AI-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	International Equity Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$105,634	$109,257	$106,517
Sep/17	$125,952	$130,682	$126,866
Sep/18	$128,610	$132,985	$130,338
Sep/19	$122,659	$131,351	$128,593
Sep/20	$126,875	$135,293	$129,229
Sep/21	$160,085	$167,650	$162,480
Sep/22	$117,146	$125,458	$121,647
Sep/23	$149,722	$151,037	$152,846
Sep/24	$187,346	$189,329	$190,699
Sep/25	$226,113	$220,465	$219,282

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class F Shares	20.69%	12.25%	8.50%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,685,607,000
Holdings Count | Holding	880
Advisory Fees Paid, Amount	$ 17,804
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,685,607	880	$17,804	89%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Other Countries	19.9%
China	2.2%
U.S. Treasury Obligation	2.4%
Spain	2.4%
Australia	3.8%
Italy	4.0%
Switzerland	4.5%
Netherlands	5.0%
France	6.0%
United States	8.4%
Germany	10.1%
United Kingdom	11.6%
Japan	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.95%, 2/26/2026	2.4%
Novartis AG	1.5%
Roche Holding AG	1.3%
HSBC Holdings PLC	1.1%
UBS Group AG	1.0%
Siemens Energy AG	1.0%
ING Groep NV	1.0%
Barclays PLC	0.9%
GSK PLC	0.9%
SAP SE	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Fund removed Lazard Asset Management LLC, Causeway Capital Management LLC and Macquarie as sub-advisers over the reporting period. The QIM team was added to directly manage a portion of the Fund’s assets during the period.

C000017606
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class I
Trading Symbol	SEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class I Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class I Shares	$148	1.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.34%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2025.

Fund performance for the reporting period was bolstered by the momentum and value strategies, while the quality and low volatility strategies lagged. The momentum strategy benefited from the market’s continued upward trend, with themes such as banks, artificial intelligence (AI), and defense consistently outperforming over the period. The value strategy performed well due to cheaper stocks in areas such as banks, Japanese industrials, telecommunications, and utilities. Quality stocks in healthcare and consumer staples generally underperformed over the reporting period. Sector allocation had a minimal effect on Fund performance; however, stock selection was positive within sectors, most notably financials, materials, and healthcare. The Fund’s country positioning enhanced performance due primarily to the roughly 6% weight in emerging Asia, which benefited from outperformance in China.

The performance of the Fund’s sub-advisers was positive overall during the reporting period. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie)—which has since been terminated as a Fund manager—underperformed, and Acadian Asset Management LLC was the strongest-performing manager due to its positive exposure to the momentum and value factors. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) was bolstered by strong stock selection in capital goods, materials, and banks. Value manager Pzena Investment Management, LLC outperformed, consistent with expectations given the strength of the value factor over the period. Stock selection in information technology, particularly in Japan and China, drove the manager’s outperformance. WCM Investment Management LLC (WCM) outperformed even though its quality growth bias was generally out of favor. WCM capitalized primarily on some of its capital goods stocks, which are benefiting from European infrastructure plans, as well as AI-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	International Equity Fund, Class I Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$105,269	$109,257	$106,517
Sep/17	$125,271	$130,682	$126,866
Sep/18	$127,598	$132,985	$130,338
Sep/19	$121,346	$131,351	$128,593
Sep/20	$125,219	$135,293	$129,229
Sep/21	$157,664	$167,650	$162,480
Sep/22	$115,016	$125,458	$121,647
Sep/23	$146,796	$151,037	$152,846
Sep/24	$183,167	$189,329	$190,699
Sep/25	$220,417	$220,465	$219,282

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class I Shares	20.34%	11.97%	8.22%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,685,607,000
Holdings Count | Holding	880
Advisory Fees Paid, Amount	$ 17,804
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,685,607	880	$17,804	89%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Other Countries	19.9%
China	2.2%
U.S. Treasury Obligation	2.4%
Spain	2.4%
Australia	3.8%
Italy	4.0%
Switzerland	4.5%
Netherlands	5.0%
France	6.0%
United States	8.4%
Germany	10.1%
United Kingdom	11.6%
Japan	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.95%, 2/26/2026	2.4%
Novartis AG	1.5%
Roche Holding AG	1.3%
HSBC Holdings PLC	1.1%
UBS Group AG	1.0%
Siemens Energy AG	1.0%
ING Groep NV	1.0%
Barclays PLC	0.9%
GSK PLC	0.9%
SAP SE	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Fund removed Lazard Asset Management LLC, Causeway Capital Management LLC and Macquarie as sub-advisers over the reporting period. The QIM team was added to directly manage a portion of the Fund’s assets during the period.

C000147407
Shareholder Report [Line Items]
Fund Name	International Equity Fund
Class Name	Class Y
Trading Symbol	SEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the International Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Fund, Class Y Shares	$93	0.84%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI EAFE Index (Net), for the 12-month period ending September 30, 2025.

Fund performance for the reporting period was bolstered by the momentum and value strategies, while the quality and low volatility strategies lagged. The momentum strategy benefited from the market’s continued upward trend, with themes such as banks, artificial intelligence (AI), and defense consistently outperforming over the period. The value strategy performed well due to cheaper stocks in areas such as banks, Japanese industrials, telecommunications, and utilities. Quality stocks in healthcare and consumer staples generally underperformed over the reporting period. Sector allocation had a minimal effect on Fund performance; however, stock selection was positive within sectors, most notably financials, materials, and healthcare. The Fund’s country positioning enhanced performance due primarily to the roughly 6% weight in emerging Asia, which benefited from outperformance in China.

The performance of the Fund’s sub-advisers was positive overall during the reporting period. Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (Macquarie)—which has since been terminated as a Fund manager—underperformed, and Acadian Asset Management LLC was the strongest-performing manager due to its positive exposure to the momentum and value factors. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) was bolstered by strong stock selection in capital goods, materials, and banks. Value manager Pzena Investment Management, LLC outperformed, consistent with expectations given the strength of the value factor over the period. Stock selection in information technology, particularly in Japan and China, drove the manager’s outperformance. WCM Investment Management LLC (WCM) outperformed even though its quality growth bias was generally out of favor. WCM capitalized primarily on some of its capital goods stocks, which are benefiting from European infrastructure plans, as well as AI-related stocks.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	International Equity Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡
Sep/15	$100,000	$100,000	$100,000
Sep/16	$105,768	$109,257	$106,517
Sep/17	$126,484	$130,682	$126,866
Sep/18	$129,519	$132,985	$130,338
Sep/19	$123,780	$131,351	$128,593
Sep/20	$128,331	$135,293	$129,229
Sep/21	$162,398	$167,650	$162,480
Sep/22	$119,038	$125,458	$121,647
Sep/23	$152,681	$151,037	$152,846
Sep/24	$191,493	$189,329	$190,699
Sep/25	$231,621	$220,465	$219,282

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
International Equity Fund, Class Y Shares	20.96%	12.54%	8.76%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI EAFE Index (USD) (NR)Footnote Reference†Footnote Reference‡	14.99%	11.15%	8.17%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,685,607,000
Holdings Count | Holding	880
Advisory Fees Paid, Amount	$ 17,804
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,685,607	880	$17,804	89%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Total Return Swaps	0.0%
Futures Contracts	0.0%
Other Countries	19.9%
China	2.2%
U.S. Treasury Obligation	2.4%
Spain	2.4%
Australia	3.8%
Italy	4.0%
Switzerland	4.5%
Netherlands	5.0%
France	6.0%
United States	8.4%
Germany	10.1%
United Kingdom	11.6%
Japan	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bill, 3.95%, 2/26/2026	2.4%
Novartis AG	1.5%
Roche Holding AG	1.3%
HSBC Holdings PLC	1.1%
UBS Group AG	1.0%
Siemens Energy AG	1.0%
ING Groep NV	1.0%
Barclays PLC	0.9%
GSK PLC	0.9%
SAP SE	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

The Fund removed Lazard Asset Management LLC, Causeway Capital Management LLC and Macquarie as sub-advisers over the reporting period. The QIM team was added to directly manage a portion of the Fund’s assets during the period.

C000017609
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class F
Trading Symbol	SIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class F Shares	$137	1.25%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.23%.

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2025.

The value investing style and the momentum factor outperformed the MSCI Emerging Markets Index over the reporting period and provided a positive backdrop for the Fund’s outperformance. Value outperformed as relatively less expensive markets such as Korea, Greece, and China benefited from local government policy developments, while strong earnings and positive artificial intelligence (AI)-driven sentiment in ecommerce and information technology stocks trading at cheap valuations also had a positive impact. Meanwhile, expensive markets such as India underperformed the overall emerging markets due to weaker-than-expected economic growth and negative sentiment regarding U.S. tariffs on imported goods. Consequently, Robeco Institutional Asset Management US was a strong contributor to Fund performance. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) benefited from the value tailwinds given the manager’s bias towards value.

The momentum factor also performed well over the reporting period due to positive trends in markets such as China and Greece as well as reduced exposure to weak-performing markets such as India. Fund sub-adviser JOHCM (USA) Inc. benefited from these tailwinds and contributed positively to Fund performance over the reporting period. The quality investing style underperformed over the period as areas of the market with high profitability lagged due to elevated valuations and forecasts for weaker economic growth. This was a headwind to Aikya Investment Management’s quality-oriented philosophy, which detracted from Fund performance for the period. From a country perspective, Fund performance was enhanced by the value-driven underweight allocations to both India and Saudi Arabia, along with overweights to Korea and Greece.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Emerging Markets Equity Fund, Class F Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000
Sep/16	$120,657	$109,257	$116,783
Sep/17	$148,524	$130,682	$143,012
Sep/18	$140,049	$132,985	$141,851
Sep/19	$137,747	$131,351	$138,991
Sep/20	$149,796	$135,293	$153,639
Sep/21	$177,702	$167,650	$181,608
Sep/22	$125,713	$125,458	$130,550
Sep/23	$141,204	$151,037	$145,824
Sep/24	$172,874	$189,329	$183,814
Sep/25	$205,037	$220,465	$215,655

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class F Shares	18.60%	6.48%	7.44%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,595,440,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 10,258
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,595,440	483	$10,258	75%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.3%
Hong Kong	1.4%
Indonesia	1.6%
United States	1.7%
Hungary	1.6%
Mexico	2.1%
United Arab Emirates	2.1%
South Africa	4.4%
Brazil	6.4%
India	11.4%
South Korea	12.2%
Taiwan	16.2%
China	26.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	8.0%
Alibaba Group Holding Ltd	4.2%
Tencent Holdings Ltd	4.2%
Samsung Electronics Co Ltd	3.0%
Naspers Ltd, Cl N	1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
NetEase Inc	1.2%
SK Hynix Inc	1.1%
OTP Bank Nyrt	1.1%
Emaar Properties PJSC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000147409
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class Y
Trading Symbol	SEQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class Y Shares	$109	1.00%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, the MSCI Emerging Markets Index (Net), for the 12-month period ending September 30, 2025.

The value investing style and the momentum factor outperformed the MSCI Emerging Markets Index over the reporting period and provided a positive backdrop for the Fund’s outperformance. Value outperformed as relatively less expensive markets such as Korea, Greece, and China benefited from local government policy developments, while strong earnings and positive artificial intelligence (AI)-driven sentiment in ecommerce and information technology stocks trading at cheap valuations also had a positive impact. Meanwhile, expensive markets such as India underperformed the overall emerging markets due to weaker-than-expected economic growth and negative sentiment regarding U.S. tariffs on imported goods. Consequently, Robeco Institutional Asset Management US was a strong contributor to Fund performance. The quantitative investment management (QIM) team within SEI Investments Management Corp. (SIMC) benefited from the value tailwinds given the manager’s bias towards value.

The momentum factor also performed well over the reporting period due to positive trends in markets such as China and Greece as well as reduced exposure to weak-performing markets such as India. Fund sub-adviser JOHCM (USA) Inc. benefited from these tailwinds and contributed positively to Fund performance over the reporting period. The quality investing style underperformed over the period as areas of the market with high profitability lagged due to elevated valuations and forecasts for weaker economic growth. This was a headwind to Aikya Investment Management’s quality-oriented philosophy, which detracted from Fund performance for the period. From a country perspective, Fund performance was enhanced by the value-driven underweight allocations to both India and Saudi Arabia, along with overweights to Korea and Greece.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Emerging Markets Equity Fund, Class Y Shares	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	MSCI Emerging Markets Index (USD) (NR)Footnote Reference†
Sep/15	$100,000	$100,000	$100,000
Sep/16	$120,952	$109,257	$116,783
Sep/17	$149,329	$130,682	$143,012
Sep/18	$141,178	$132,985	$141,851
Sep/19	$139,147	$131,351	$138,991
Sep/20	$151,659	$135,293	$153,639
Sep/21	$180,410	$167,650	$181,608
Sep/22	$127,904	$125,458	$130,550
Sep/23	$144,054	$151,037	$145,824
Sep/24	$176,930	$189,329	$183,814
Sep/25	$210,229	$220,465	$215,655

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Equity Fund, Class Y Shares	18.82%	6.75%	7.71%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	16.45%	10.26%	8.23%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference†	17.32%	7.02%	7.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,595,440,000
Holdings Count | Holding	483
Advisory Fees Paid, Amount	$ 10,258
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,595,440	483	$10,258	75%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	11.3%
Hong Kong	1.4%
Indonesia	1.6%
United States	1.7%
Hungary	1.6%
Mexico	2.1%
United Arab Emirates	2.1%
South Africa	4.4%
Brazil	6.4%
India	11.4%
South Korea	12.2%
Taiwan	16.2%
China	26.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	8.0%
Alibaba Group Holding Ltd	4.2%
Tencent Holdings Ltd	4.2%
Samsung Electronics Co Ltd	3.0%
Naspers Ltd, Cl N	1.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	1.3%
NetEase Inc	1.2%
SK Hynix Inc	1.1%
OTP Bank Nyrt	1.1%
Emaar Properties PJSC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000017608
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class F
Trading Symbol	SEFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class F Shares	$99	0.98%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%	[6]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (Hedged), for the 12-month period ending September 30, 2025.

Fund performance for the period benefited from duration underweights in Japan and Europe, a yield-curve steepening position in the U.S., overweight allocations to select emerging market local rates, including Mexico and Indonesia, and an overweight to Pemex. These gains were pared by a curve flattening bias in Japan and an underweight to China.

Long currency positions in the Swedish krona (SEK), Norwegian krone (NOK), and Mexican peso (MXN), along with a short position in the New Zealand dollar (NZD) enhanced Fund performance. However, these gains were trimmed by short exposures to the euro (EUR) and the Swiss franc (CHF), and long positions in the Japanese yen (JPY) and Korean won (KRW).

Among the Fund’s sub-advisers, Wellington Management Company LLP outperformed due to underweight duration positions in Europe and Japan. Colchester Global Investors Limited modestly outperformed, benefiting from long currency positions in the SEK and NOK, and a short position in the NZD, an overweight to Mexican local rates and duration underweights in Europe and Japan. These gains were pared by a short currency position in the EUR, long exposure to the JPY, and an underweight to Chinese bonds. RBC Global Asset Management (UK) Limited (RBC) marginally underperformed because of a Japanese yield curve-flattener position and an underweight to Chinese policy bank bonds. An overweight to Mexican sovereign credit risk contributed positively to RBC’s performance.

The Fund employed derivatives during the period for the purposes of efficient portfolio management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	International Fixed Income Fund, Class F Shares	Bloomberg Global Aggregate Index (USD)	Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,324	$108,834	$107,529
Sep/17	$106,218	$107,465	$106,932
Sep/18	$107,685	$106,049	$109,497
Sep/19	$117,680	$114,105	$121,366
Sep/20	$118,535	$121,222	$123,580
Sep/21	$117,549	$120,118	$122,915
Sep/22	$105,618	$95,577	$110,790
Sep/23	$107,604	$97,719	$114,105
Sep/24	$117,280	$109,435	$125,269
Sep/25	$119,895	$112,065	$129,055

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class F Shares	2.23%	0.23%	1.83%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	3.02%	0.87%	2.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 376,634,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,101
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$376,634	702	$1,101	87%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Credit Default Swaps	-0.1%
Forward Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.8%
Netherlands	2.8%
Italy	3.0%
Australia	3.3%
France	4.2%
United Kingdom	4.2%
U.S. Treasury Obligation	4.4%
Mexico	5.0%
Canada	5.4%
United States	5.9%
Germany	8.6%
China	10.5%
Japan	13.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bundesobligation	2.500%	10/11/29	2.5%
U.S. Treasury Bill	4.049%	10/09/25	2.5%
Bank of China	3.200%	10/18/25	1.6%
U.S. Treasury Note	3.750%	04/30/27	1.4%
China Government Bond	2.550%	10/15/28	1.3%
Petroleos Mexicanos	4.750%	02/26/29	1.3%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.3%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Bundesobligation	0.000%	10/09/26	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000147408
Shareholder Report [Line Items]
Fund Name	International Fixed Income Fund
Class Name	Class Y
Trading Symbol	SIFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the International Fixed Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Fixed Income Fund, Class Y Shares	$74	0.73%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.73%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund modestly underperformed its benchmark, the Bloomberg Global Aggregate ex-USD Index (Hedged), for the 12-month period ending September 30, 2025.

Fund performance for the period benefited from duration underweights in Japan and Europe, a yield-curve steepening position in the U.S., overweight allocations to select emerging market local rates, including Mexico and Indonesia, and an overweight to Pemex. These gains were pared by a curve flattening bias in Japan and an underweight to China.

Long currency positions in the Swedish krona (SEK), Norwegian krone (NOK), and Mexican peso (MXN), along with a short position in the New Zealand dollar (NZD) enhanced Fund performance. However, these gains were trimmed by short exposures to the euro (EUR) and the Swiss franc (CHF), and long positions in the Japanese yen (JPY) and Korean won (KRW).

Among the Fund’s sub-advisers, Wellington Management Company LLP outperformed due to underweight duration positions in Europe and Japan. Colchester Global Investors Limited modestly outperformed, benefiting from long currency positions in the SEK and NOK, and a short position in the NZD, an overweight to Mexican local rates and duration underweights in Europe and Japan. These gains were pared by a short currency position in the EUR, long exposure to the JPY, and an underweight to Chinese bonds. RBC Global Asset Management (UK) Limited (RBC) marginally underperformed because of a Japanese yield curve-flattener position and an underweight to Chinese policy bank bonds. An overweight to Mexican sovereign credit risk contributed positively to RBC’s performance.

The Fund employed derivatives during the period for the purposes of efficient portfolio management.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	International Fixed Income Fund, Class Y Shares	Bloomberg Global Aggregate Index (USD)	Bloomberg Global Aggregate ex-USD Index (USD Hedged)
Sep/15	$100,000	$100,000	$100,000
Sep/16	$107,509	$108,834	$107,529
Sep/17	$106,690	$107,465	$106,932
Sep/18	$108,483	$106,049	$109,497
Sep/19	$118,831	$114,105	$121,366
Sep/20	$119,878	$121,222	$123,580
Sep/21	$119,225	$120,118	$122,915
Sep/22	$107,308	$95,577	$110,790
Sep/23	$109,775	$97,719	$114,105
Sep/24	$119,863	$109,435	$125,269
Sep/25	$122,783	$112,065	$129,055

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
International Fixed Income Fund, Class Y Shares	2.44%	0.48%	2.07%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
Bloomberg Global Aggregate ex-USD Index (USD Hedged)	3.02%	0.87%	2.58%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 376,634,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,101
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$376,634	702	$1,101	87%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Credit Default Swaps	-0.1%
Forward Contracts	0.1%
Interest Rate Swaps	0.2%
Other Countries	25.8%
Netherlands	2.8%
Italy	3.0%
Australia	3.3%
France	4.2%
United Kingdom	4.2%
U.S. Treasury Obligation	4.4%
Mexico	5.0%
Canada	5.4%
United States	5.9%
Germany	8.6%
China	10.5%
Japan	13.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Bundesobligation	2.500%	10/11/29	2.5%
U.S. Treasury Bill	4.049%	10/09/25	2.5%
Bank of China	3.200%	10/18/25	1.6%
U.S. Treasury Note	3.750%	04/30/27	1.4%
China Government Bond	2.550%	10/15/28	1.3%
Petroleos Mexicanos	4.750%	02/26/29	1.3%
Industrial & Commercial Bank of China	3.200%	10/25/25	1.3%
Japan Government Thirty Year Bond	2.300%	03/20/40	1.3%
Italy Buoni Poliennali Del Tesoro	3.350%	07/01/29	1.2%
Bundesobligation	0.000%	10/09/26	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund during the reporting period.
C000017610
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class F
Trading Symbol	SITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class F Shares	$111	1.06%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.04%.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, both Marathon Asset Management, L.P. (Marathon) and Grantham, Mayo, Van Otterloo & Co. LLC (GMO), taking risk in hard-currency markets, enhanced Fund performance during the period. Marathon’s performance was driven by security selection in Mexico and underweights in Qatar and China, while GMO benefited mainly from high-yield exposure. Colchester Global Investors Limited performed well during the period bolstered largely by a weakening U.S. dollar and increased developed-market volatility. Some of this outperformance was pared by exposure to Latin American currencies and rates in the fourth quarter of 2024, due primarily to inflationary concerns and increased tariff-related rhetoric during the U.S. presidential campaign, which also contributed to Ninety One UK Ltd.’s (Ninety One) underperformance prior to its termination in December 2024. Invesco Advisers Inc. (Invesco) and Artisan Partners Limited Partnership (Artisan), hired as sub-advisers in late December 2024, contributed positively to Fund performance attributable primarily to exposure to Brazilian and Egyptian currencies.

Neuberger Berman Investment Advisers LLC (Neuberger Berman)—which was terminated as a Fund manager in December 2024—outperformed due to active high-yield exposure in El Salvador, Argentina, and the Philippines.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards and interest-rate swaps in an effort to efficiently optimize active currency and duration exposures. Currency forwards had a material impact on Fund performance during the period as 50% of the blended reference index is directly affected by foreign currencies. Positive and negative effects were on a country-to-country basis, depending on whether the currency forward increased or decreased currency exposure, and whether the currency strengthened or weakened relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Emerging Markets Debt Fund, Class F Shares	Bloomberg Global Aggregate Index (USD)	50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$116,397	$108,834	$116,749
Sep/17	$124,467	$107,465	$123,728
Sep/18	$115,988	$106,049	$118,034
Sep/19	$125,854	$114,105	$130,907
Sep/20	$125,188	$121,222	$130,878
Sep/21	$131,080	$120,118	$135,478
Sep/22	$99,570	$95,577	$105,062
Sep/23	$112,648	$97,719	$117,224
Sep/24	$132,641	$109,435	$135,984
Sep/25	$145,567	$112,065	$146,834

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class F Shares	9.75%	3.06%	3.83%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*	7.98%	2.33%	3.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 943,363,000
Holdings Count | Holding	899
Advisory Fees Paid, Amount	$ 3,433
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$943,363	899	$3,433	149%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	-0.1%
Written Options	-0.1%
Forward Contracts	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.2%
Interest Rate Swaps	0.3%
Other Countries	41.6%
Supra-National	2.4%
Egypt	2.4%
Romania	3.5%
Peru	3.6%
Turkey	3.5%
Poland	3.8%
Brazil	4.0%
Colombia	4.7%
South Africa	5.8%
Malaysia	6.1%
Mexico	7.0%
Indonesia	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Malaysia Government Bond	3.900%	11/30/26	1.3%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.1%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	1.0%
Peru Government Bond	5.400%	08/12/34	0.9%
Mexican Bonos	8.000%	07/31/53	0.8%
Kuwait International Government Bond	4.652%	10/09/35	0.8%
Egypt Government International Bond	8.500%	01/31/47	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
U.S. Treasury Note, USBMMY3M + 0.160%	4.059%	04/30/27	0.7%

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Artisan and Invesco were hired as Fund sub-advisers. Neuberger Berman and Ninety One were terminated as Fund sub-advisers.
C000147410
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class Y
Trading Symbol	SIEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Emerging Markets Debt Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class Y Shares	$85	0.81%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.79%.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund outperformed its benchmark, a hybrid of 50% J.P. Morgan EMBI Global Diversified Index (JPM EMBI GD) and 50% J.P. Morgan GBI Emerging Markets Global Diversified Index (JPM GBI-EM GD), for the 12-month period ending September 30, 2025.

Among the Fund’s sub-advisers, both Marathon Asset Management, L.P. (Marathon) and Grantham, Mayo, Van Otterloo & Co. LLC (GMO), taking risk in hard-currency markets, enhanced Fund performance during the period. Marathon’s performance was driven by security selection in Mexico and underweights in Qatar and China, while GMO benefited mainly from high-yield exposure. Colchester Global Investors Limited performed well during the period bolstered largely by a weakening U.S. dollar and increased developed-market volatility. Some of this outperformance was pared by exposure to Latin American currencies and rates in the fourth quarter of 2024, due primarily to inflationary concerns and increased tariff-related rhetoric during the U.S. presidential campaign, which also contributed to Ninety One UK Ltd.’s (Ninety One) underperformance prior to its termination in December 2024. Invesco Advisers Inc. (Invesco) and Artisan Partners Limited Partnership (Artisan), hired as sub-advisers in late December 2024, contributed positively to Fund performance attributable primarily to exposure to Brazilian and Egyptian currencies.

Neuberger Berman Investment Advisers LLC (Neuberger Berman)—which was terminated as a Fund manager in December 2024—outperformed due to active high-yield exposure in El Salvador, Argentina, and the Philippines.

Regarding the use of derivatives during the reporting period, the Fund employed currency forwards and interest-rate swaps in an effort to efficiently optimize active currency and duration exposures. Currency forwards had a material impact on Fund performance during the period as 50% of the blended reference index is directly affected by foreign currencies. Positive and negative effects were on a country-to-country basis, depending on whether the currency forward increased or decreased currency exposure, and whether the currency strengthened or weakened relative to the U.S. dollar.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Emerging Markets Debt Fund, Class Y Shares	Bloomberg Global Aggregate Index (USD)	50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*
Sep/15	$100,000	$100,000	$100,000
Sep/16	$116,724	$108,834	$116,749
Sep/17	$125,111	$107,465	$123,728
Sep/18	$116,891	$106,049	$118,034
Sep/19	$127,221	$114,105	$130,907
Sep/20	$126,805	$121,222	$130,878
Sep/21	$133,114	$120,118	$135,478
Sep/22	$101,342	$95,577	$105,062
Sep/23	$115,024	$97,719	$117,224
Sep/24	$135,672	$109,435	$135,984
Sep/25	$149,398	$112,065	$146,834

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Emerging Markets Debt Fund, Class Y Shares	10.12%	3.33%	4.10%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
50/50 JPM EMBI Global Div & JPM GBI EM Global DivFootnote Reference*	7.98%	2.33%	3.92%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 943,363,000
Holdings Count | Holding	899
Advisory Fees Paid, Amount	$ 3,433
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$943,363	899	$3,433	149%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Credit Default Swaps	-0.1%
Written Options	-0.1%
Forward Contracts	0.0%
Futures Contracts	0.0%
Total Return Swaps	0.0%
Purchased Options	0.2%
Interest Rate Swaps	0.3%
Other Countries	41.6%
Supra-National	2.4%
Egypt	2.4%
Romania	3.5%
Peru	3.6%
Turkey	3.5%
Poland	3.8%
Brazil	4.0%
Colombia	4.7%
South Africa	5.8%
Malaysia	6.1%
Mexico	7.0%
Indonesia	7.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Malaysia Government Bond	3.900%	11/30/26	1.3%
Republic of South Africa Government Bond, ZAR	8.750%	02/28/48	1.1%
Petroleos Mexicanos	7.690%	01/23/50	1.0%
Republic of South Africa Government Bond, ZAR	8.750%	01/31/44	1.0%
Peru Government Bond	5.400%	08/12/34	0.9%
Mexican Bonos	8.000%	07/31/53	0.8%
Kuwait International Government Bond	4.652%	10/09/35	0.8%
Egypt Government International Bond	8.500%	01/31/47	0.8%
Mexican Bonos	8.500%	02/28/30	0.8%
U.S. Treasury Note, USBMMY3M + 0.160%	4.059%	04/30/27	0.7%

Material Fund Change [Text Block]

Material Fund Changes

During the reporting period, Artisan and Invesco were hired as Fund sub-advisers. Neuberger Berman and Ninety One were terminated as Fund sub-advisers.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.07%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.32%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.82%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.23%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.98%.
[6]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.96%.
[7]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.71%.
[8]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.04%.
[9]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.79%.